Fair Value of Financial Assets and Liabilities (Details) - Schedule of Assets or Liabilities Which Are Not Measured At Fair Value - CLP ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Financial assets at amortised cost
Financial Assets, Fair value	$ 605,529	$ 477,762
Total	47,132,078	43,711,383
Financial liabilities at amortised cost
Total	49,928,755	45,051,218
Deposits and interbank borrowings [Member]
Financial liabilities at amortised cost
Financial Liabilities, Fair value	13,537,826
Time deposits and other time liabilities [Member]
Financial liabilities at amortised cost
Financial Liabilities, Fair value	16,326,525	13,117,554
Interbank borrowings [Member]
Financial liabilities at amortised cost
Financial Liabilities, Fair value	10,190,640	8,223,783
Financial Liabilities Issued Debt Instruments And Other Financial Liabilities Category [Member]
Financial liabilities at amortised cost
Financial Liabilities, Fair value	7,751,672
Other financial liabilities [Member]
Financial liabilities at amortised cost
Financial Liabilities, Fair value	296,273	292,995
Regulatory capital financial instruments [Member]
Financial liabilities at amortised cost
Financial Liabilities, Fair value	1,825,819	2,459,632
Issued debt instruments [Member]
Financial liabilities at amortised cost
Financial Liabilities, Fair value		6,871,028
Debt financial instruments [Member]
Financial assets at amortised cost
Financial Assets, Fair value	7,927,729	4,496,503
Interbank loans [Member]
Financial assets at amortised cost
Financial Assets, Fair value	68,438	32,918
Loans and account receivable from customers [Member]
Financial assets at amortised cost
Financial Assets, Fair value	39,134,700	39,181,962
Deposits other demand liabilities [Member]
Financial liabilities at amortised cost
Financial Liabilities, Fair value		14,086,226
Level 1 [Member]
Financial assets at amortised cost
Total	7,927,729	4,496,503
Financial liabilities at amortised cost
Total
Level 1 [Member] | Deposits and interbank borrowings [Member]
Financial liabilities at amortised cost
Financial Liabilities, Fair value
Level 1 [Member] | Time deposits and other time liabilities [Member]
Financial liabilities at amortised cost
Financial Liabilities, Fair value
Level 1 [Member] | Interbank borrowings [Member]
Financial liabilities at amortised cost
Financial Liabilities, Fair value
Level 1 [Member] | Financial Liabilities Issued Debt Instruments And Other Financial Liabilities Category [Member]
Financial liabilities at amortised cost
Financial Liabilities, Fair value
Level 1 [Member] | Other financial liabilities [Member]
Financial liabilities at amortised cost
Financial Liabilities, Fair value
Level 1 [Member] | Regulatory capital financial instruments [Member]
Financial liabilities at amortised cost
Financial Liabilities, Fair value
Level 1 [Member] | Issued debt instruments [Member]
Financial liabilities at amortised cost
Financial Liabilities, Fair value
Level 1 [Member] | Debt financial instruments [Member]
Financial assets at amortised cost
Financial Assets, Fair value	7,927,729	4,496,503
Level 1 [Member] | Interbank loans [Member]
Financial assets at amortised cost
Financial Assets, Fair value
Level 1 [Member] | Loans and account receivable from customers [Member]
Financial assets at amortised cost
Financial Assets, Fair value
Level 1 [Member] | Deposits other demand liabilities [Member]
Financial liabilities at amortised cost
Financial Liabilities, Fair value
Level 2 [Member]
Financial assets at amortised cost
Total
Financial liabilities at amortised cost
Total	36,390,929	30,964,992
Level 2 [Member] | Deposits and interbank borrowings [Member]
Financial liabilities at amortised cost
Financial Liabilities, Fair value
Level 2 [Member] | Time deposits and other time liabilities [Member]
Financial liabilities at amortised cost
Financial Liabilities, Fair value	16,326,525	13,117,554
Level 2 [Member] | Interbank borrowings [Member]
Financial liabilities at amortised cost
Financial Liabilities, Fair value	10,190,640	8,223,783
Level 2 [Member] | Financial Liabilities Issued Debt Instruments And Other Financial Liabilities Category [Member]
Financial liabilities at amortised cost
Financial Liabilities, Fair value	7,751,672
Level 2 [Member] | Other financial liabilities [Member]
Financial liabilities at amortised cost
Financial Liabilities, Fair value	296,273	292,995
Level 2 [Member] | Regulatory capital financial instruments [Member]
Financial liabilities at amortised cost
Financial Liabilities, Fair value	1,825,819	2,459,632
Level 2 [Member] | Issued debt instruments [Member]
Financial liabilities at amortised cost
Financial Liabilities, Fair value		6,871,028
Level 2 [Member] | Debt financial instruments [Member]
Financial assets at amortised cost
Financial Assets, Fair value
Level 2 [Member] | Interbank loans [Member]
Financial assets at amortised cost
Financial Assets, Fair value
Level 2 [Member] | Loans and account receivable from customers [Member]
Financial assets at amortised cost
Financial Assets, Fair value
Level 2 [Member] | Deposits other demand liabilities [Member]
Financial liabilities at amortised cost
Financial Liabilities, Fair value
Level 3 [Member]
Financial assets at amortised cost
Total	39,204,349	39,214,880
Financial liabilities at amortised cost
Total	13,537,826	14,086,226
Level 3 [Member] | Deposits and interbank borrowings [Member]
Financial liabilities at amortised cost
Financial Liabilities, Fair value	13,537,826
Level 3 [Member] | Time deposits and other time liabilities [Member]
Financial liabilities at amortised cost
Financial Liabilities, Fair value
Level 3 [Member] | Interbank borrowings [Member]
Financial liabilities at amortised cost
Financial Liabilities, Fair value
Level 3 [Member] | Financial Liabilities Issued Debt Instruments And Other Financial Liabilities Category [Member]
Financial liabilities at amortised cost
Financial Liabilities, Fair value
Level 3 [Member] | Other financial liabilities [Member]
Financial liabilities at amortised cost
Financial Liabilities, Fair value
Level 3 [Member] | Regulatory capital financial instruments [Member]
Financial liabilities at amortised cost
Financial Liabilities, Fair value
Level 3 [Member] | Issued debt instruments [Member]
Financial liabilities at amortised cost
Financial Liabilities, Fair value
Level 3 [Member] | Debt financial instruments [Member]
Financial assets at amortised cost
Financial Assets, Fair value
Level 3 [Member] | Interbank loans [Member]
Financial assets at amortised cost
Financial Assets, Fair value	68,438	32,918
Level 3 [Member] | Loans and account receivable from customers [Member]
Financial assets at amortised cost
Financial Assets, Fair value	$ 39,134,700	39,181,962
Level 3 [Member] | Deposits other demand liabilities [Member]
Financial liabilities at amortised cost
Financial Liabilities, Fair value		$ 14,086,226